Share-Based Payments - Summary of Group's Restricted Shares Movement (Detail) - Two Thousand Twenty Three Plan [Member] - Restricted Share Units [Member] - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Movement In Restricted Shares [Line Items]
Outstanding at January 1	1,536	1,108
Awarded	90,000	4,194
Vested	(68,536)	(556)
Outstanding at June 30,	23,000	4,746